Retrospective Adoption of New Accounting Standard	12 Months Ended
Dec. 31, 2017
Retrospective Adoption of New Accounting Standard
Retrospective Adoption of New Accounting Standard

12. Retrospective Adoption of New Accounting Standard

        In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash ("ASU 2016-18") that changes the presentation of restricted cash and cash equivalents on the statement of cash flows. ASU 2016-18 requires that restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This amendment is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, and is applied using retrospective transition method. We adopted ASU on January 1, 2018 and have applied its content to the statement of cash flows for the years ended December 31, 2015, 2016 and 2017 presented herein.